Income Tax - Disclosure of Detailed Information About Income Taxes Explanatory (Paranthetical) (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Australia [member]
Income Tax [Line Items]
Tax Rate	27.50%	27.50%	27.50%